SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation and Principles of Consolidation

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company. We have eliminated all intercompany balances and transactions. The Company has prepared consolidated financial statements consistent with the Company’s accounting policies in its financial statements. The Company has measured and presented the Company’s consolidated financial statements in US Dollars, which is the currency of the primary economic environment in which the Company operates (also known as its functional currency).

The Company has a wholly-owned subsidiary, Lever Technology, Inc. (“Lever Technology”), a California corporation. There are no operating activities for Lever Technology. In addition, on July 10, 2024 the Company entered into certain exchange agreements, with Nest Egg Investments LLC, a Delaware limited liability company (“Nest Egg”), Resolve Debt, LLC, a Wyoming limited liability company (“Resolve Debt”) and Travl LLC, a Delaware limited liability company (“Travl”). Pursuant to the exchange agreements, Nest Egg, Resolve and Travl became the wholly-owned subsidiary of the Company. Nest Egg is an investment platform powered by artificial intelligence (“AI”) with a focus on investing in the US and global stock markets using future-focused investment tools. It is designed to simplify investment strategies, making it easier for users to discover, plan, and automate their stock market investments. Nest Egg leverages advanced AI technology to provide personalized investment advice and automate trades, addressing the growing demand for user-friendly, digital-first financial solutions.

Resolve Debt is an AI first provider of advanced debt collection technology and accounts receivable automation solutions. The company leverages AI to enhance the efficiency and effectiveness of debt recovery processes. Resolve Debt caters to financial institutions and businesses seeking to streamline their collections operations and improve scalable actions with customer experience first, through its AI-agents and AI-powered customer facing intelligent automation.

Travl.App by Travl, LLC is an AI-powered, innovative travel planning, savings and bookings platform designed to streamline and enhance the travel planning experience. It is the first travel app to help users plan, book, and save for their trips using AI. The app caters to travelers seeking seamless booking and itinerary management, offering a comprehensive suite of features that include booking accommodations, flights, and activities, all in one user-friendly application. The platform also provides personalized recommendations based on user preferences and travel history.

Basis of Presentation and Principles of Consolidation

The accompanying consolidated financial statements include the accounts of the Company. We have eliminated all intercompany balances and transactions. The Company has prepared consolidated financial statements consistent with the Company’s accounting policies in its financial statements. The Company has measured and presented the Company’s consolidated financial statements in US Dollars, which is the currency of the primary economic environment in which the Company operates (also known as its functional currency).

The Company has a wholly owned subsidiary, Lever Technology, Inc. (“Lever Technology”), a California corporation. Lever Technology has no operating activities.

Consolidated Financial Statement Preparation and Use of Estimates

Consolidated Financial Statement Preparation and Use of Estimates

The Company prepared the consolidated financial statements according to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements in conformity with GAAP requires Management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the periods presented. Estimates include revenue recognition, the allowance for doubtful accounts, website and software development costs, and the recoverability of tangible assets with finite lives and other long-lived assets.

Actual results could materially differ from these estimates.

Consolidated Financial Statement Preparation and Use of Estimates

The Company prepared the consolidated financial statements according to accounting principles generally accepted in the United States of America (“GAAP”). The preparation of consolidated financial statements in conformity with GAAP requires Management to make certain estimates, judgments, and assumptions that affect the reported amounts of assets and liabilities and the related disclosures at the date of the consolidated financial statements, as well as the reported amounts of revenue and expenses during the periods presented. Estimates include revenue recognition, the allowance for doubtful accounts, website and software development costs, and the recoverability of tangible assets with finite lives and other long-lived assets.

Actual results could materially differ from these estimates.

Cash and Cash Equivalents

Cash and Cash Equivalents

Total cash and cash equivalents include cash on hand, deposits held with banks, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at a single financial institution. The balances did not exceed Federal Deposit Insurance Corporation (FDIC) limits as of September 30, 2024. On September 30, 2024, and December 31, 2023, the Company had $510,797 and $11,012 cash and cash equivalent held at the financial institution.

Cash and Cash Equivalents

Total cash and cash equivalents include cash on hand, bank deposits, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at a single financial institution. The balances did not exceed Federal Deposit Insurance Corporation (FDIC) limits as of December 31, 2023. At December 31, 2023, and 2022, the Company had $11,012 and $315,788 cash and cash equivalent held at the financial institution, respectively.

Sales, Marketing, and Advertising

Sales, Marketing, and Advertising

The Company recognizes sales, marketing, and advertising expenses when incurred.

The Company incurred $17,116 and $211,410 in sales, marketing, and advertising costs (“sales and marketing”) for the nine months ending September 30, 2024, and 2023. The sales and marketing cost mainly included costs for the engagement of celebrities, cash and stock-based compensation for marketing consultants, SEO marketing, online marketing on industry websites, press releases, and public relations activities. The sales, marketing, and advertising expenses represented 1.43% and 17.49% of the total expenses for the nine months ending September 30, 2024, and 2023.

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Sales, Marketing, and Advertising

The Company recognizes sales, marketing, and advertising expenses when incurred.

The Company incurred $215,717 and $690,212 in sales, marketing, and advertising costs (“sales and marketing”) for the fiscal year ended December 31, 2023, and 2022. The sales and marketing costs mainly included the engagement of celebrities, cash and stock-based compensation for marketing consultants, SEO marketing, online marketing on industry websites, press releases, and public relations activities. The sales, marketing, and advertising expenses represented 12.41% and 36.73% of the total expenses for the fiscal year ended December 31, 2023, and 2022.

Concentrations of Credit Risk

Concentrations of Credit Risk

Cash

Total cash and cash equivalents include cash on hand, deposits held with banks, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at a single financial institution. The balances exceed Federal Deposit Insurance Corporation (FDIC) limits as of September 30, 2024. On September 30, 2024, and December 31, 2023, the Company had $510,797 and $11,012 cash and cash equivalent held at the financial institution.

Concentrations of Credit Risk

Cash

Total cash and cash equivalents include cash on hand, deposits held with banks, and other short-term, highly liquid investments with three months or less of original maturities. The Company maintains its cash balances at a single financial institution. The balances did not exceed Federal Deposit Insurance Corporation (FDIC) limits as of December 31, 2023. At December 31, 2023, and 2022, the Company had $11,012 and $315,788 cash and cash equivalent held at the financial institution, respectively.

Research and Development (R and D) Cost

Research and Development (R and D) Cost

The Company acknowledges that future benefits from research and development (R and D) are uncertain. It cannot capitalize all the R and D. The GAAP accounting standards require us to expense all research and development expenditures as incurred. There were no R and D expenditures for the nine months ending September 30, 2024 and 2023.

Research and Development (R and D) Cost

The Company acknowledges that future benefits from research and development (R and D) are uncertain. It cannot capitalize all the R and D. The GAAP accounting standards require us to expend all research and development expenditures as incurred. From the fiscal year ended December 31, 2022, the Company incurred $46,960 in R and D costs to determine the technical feasibility of the Lever App for the US market. In the consolidated income statements, we have included the R and D costs in the General and Administrative expenses.

Legal Proceedings

Legal Proceedings

The Company discloses a loss contingency if at least a reasonable possibility that a material loss has been incurred. The Company records its best estimate of loss related to pending legal proceedings when the loss is probable and the amount can be reasonably estimated. The Company can reasonably estimate a range of loss with no best estimate; the Company records the minimum estimated liability. As additional information becomes available, the Company assesses the potential liability of pending legal proceedings, revises its estimates, and updates its disclosures accordingly. The Company’s legal costs associated with defending itself are recorded as expenses when incurred. The Company is currently not involved in any litigation.

Legal Proceedings

The Company discloses a loss contingency if at least there is a reasonable possibility that a material loss has been incurred. The Company records its best estimate of loss related to pending legal proceedings when the loss is probable, and the amount can be reasonably estimated. The Company can reasonably estimate a range of loss with no best estimate; the Company records the minimum estimated liability. As additional information becomes available, the Company assesses the potential liability of pending legal proceedings, revises its estimates, and updates its disclosures accordingly. The Company’s legal costs associated with defending itself are recorded as expenses when incurred. The Company is currently not involved in any litigation.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment following FASB ASC 360, Property, Plant, and Equipment. We test long-lived assets for recoverability whenever events or circumstances change to indicate that the carrying amounts may not be recoverable. An impairment charge is recognized for the amount if and when the asset’s carrying value exceeds the fair value. There are no impairment charges for the nine months period ending September 30, 2024 and 2023.

Impairment of Long-Lived Assets

The Company reviews long-lived assets for impairment following FASB ASC 360, Property, Plant, and Equipment. We test long-lived assets for recoverability whenever events or circumstances change to indicate that the carrying amounts may not be recoverable. An impairment charge is recognized if and when the asset’s carrying value exceeds the fair value. There were no impairment charges for the period ending December 31, 2023.

Provision for Income Taxes

Provision for Income Taxes

The provision for income taxes is determined using the asset and liability method. Under this method, deferred tax assets and liabilities are based on the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities using the enacted tax rates applicable each year.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions (“tax contingencies”). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and benefits, requiring periodic adjustments, which may not accurately forecast actual outcomes. The Company includes interest and penalties related to tax contingencies in the provision of income taxes in the operations’ consolidated statements. The Company’s Management does not expect the total amount of unrecognized tax benefits to change significantly in the next twelve (12) months.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Provision for Income Taxes

The provision for income taxes is determined using the asset and liability method. Under this method, deferred tax assets and liabilities are based on the temporary differences between the consolidated financial statement and income tax bases of assets and liabilities using the enacted tax rates applicable yearly.

The Company utilizes a two-step approach to recognizing and measuring uncertain tax positions (“tax contingencies”). The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount, which is more than 50% likely to be realized upon ultimate settlement. The Company considers many factors when evaluating and estimating its tax positions and benefits, requiring periodic adjustments, which may not accurately forecast actual outcomes. The Company includes interest and penalties for tax contingencies in providing income taxes in the operations’ consolidated statements. The Company’s Management does not expect the total unrecognized tax benefits to change significantly in the next twelve (12) months.

Contributed Software Code

Contributed Software Code

At the inception, Lever Holdings provided the working base source code for the launch of the Company, valued at $772,000, as the contributed tangible software. The Company estimated the value of the source code using the cost approach as the related party contributed to it. The Company attributed 100% value to the cost approach, closest to the actual value of developing the source code.

Contributed Software Code

Lever Holdings provided the working base source code for the launch of the Company, valued at $772,000, as the contributed tangible software. The Company estimated the value of the source code using the cost approach as the related party contributed to it. The Company attributed 100% value to the cost approach, closest to the actual value of developing the source code.

The Company estimates the useful life of the software code to be three (3) years. Amortization expense was $257,333 and $0 for the fiscal year ended December 31, 2023, and 2022, and the Company classifies such cost as the Cost of Sales. The carrying cost of the software code at December 31, 2023 and 2022, was $772,000 and $514,668.

Software Development Costs

Software Development Costs

By ASC 985-20, Software development costs, including costs to develop software sold, leased, or otherwise marketed, are capitalized after establishing technical feasibility, if significant. Using the straight-line amortization method over the application software’s estimated useful life, we amortize the capitalized software development costs.

The Company established the technical feasibility of the Lever App’s design specifications for the US market in 2022. By the end of March 31, 2022, the Company completed the activities (planning, designing, coding, and testing) necessary to establish that it can launch and market the App. The Company is revising the user interface and building additional features to better the App for official public launch in the fourth quarter of fiscal 2022.

The Company estimates the useful life of the software to be three (3) years. Amortization expense were $134,839 and $129,410 for the nine months ending in September 30, 2024, and 2023, and the Company classifies such costs as software amortization costs.

Software Development Costs

By ASC 985-20, Software development costs, including costs to develop software sold, leased, or otherwise marketed, are capitalized after establishing technical feasibility, if significant. We amortize the capitalized software development costs using the straight-line amortization method over the application software’s estimated useful life.

The Company established the technical feasibility of the Lever App’s design specifications for the US market in 2022. By the end of March 31, 2022, the Company completed the activities (planning, designing, coding, and testing) necessary to establish that it can launch and market the App. The Company is revising the user interface and building additional features to better the App for official public launch in the fourth quarter of fiscal 2022.

The Company estimates the software’s useful life to be three (3) years. Amortization expenses were $172,547 and $57,516 for the fiscal year ended December 31, 2022, and the Company classifies such costs as the Cost of Sales.

Capitalized Software Costs

Capitalized Software Costs

At September 30, 2024, the gross capitalized software assets were $1,507,837. At the end of September 30, 2024, accumulated software amortization expenses were $518,853. As a result, the unamortized balance of capitalized software on September 30, 2024, was $988,984.

At December 31, 2023, the gross capitalized software assets were $1,180,909. At the end of December 31, 2023, accumulated software amortization expenses were $189,926. As a result, the unamortized balance of capitalized software on December 31, 2023, was $993,984.

The Company launched version 1 of the App in August 2022. As a result, we are amortizing the gross capitalized cost as an amortization expense, which the Company classifies as such.

Capitalized Software Costs

At December 31, 2023, the gross capitalized software assets were $1,265,974. At the end of December 31, 2023, accumulated software amortization expenses were $230,063. As a result, the unamortized balance of capitalized software on December 31, 2023, was $1,035,912.

At December 31, 2022, the gross capitalized software assets were $981,522. At the end of December 31, 2022, accumulated software amortization expenses were $57,516. As a result, the unamortized balance of capitalized software on December 31, 2022, was $924,007.

The Company launched version 1 of the App in August 2022. As a result, we are amortizing the gross capitalized cost as an amortization expense, and the Company classifies such costs as the Cost of Sales.

The Company has estimated aggregate amortization expense for each of the five (5) succeeding fiscal years based on the estimated software asset’s lifespan of three (3) years.

Estimated Amortization Expense:

Fiscal year ended December 31, 2024	$172,547
Fiscal year ended December 31, 2025	$115,031
Fiscal year ended December 31, 2026	$-

Foreign Currency Translation and Re-measurement

Foreign Currency Translation and Re-measurement

The Company translates its foreign operations to US dollars following ASC 830, “Foreign Currency Matters.”

We have translated the local currency of ADS, the Australian Dollar (“AUD”), into US$1.00 at the following exchange rates for the respective dates:

The exchange rate at the reporting end date:

September 30, 2024
USD: AUD	$1.4454

Average exchange rate for the period:

January 1, 2024 to September 30, 2024
USD: AUD	$1.5091

The Company related party transactions were in AUD, and its reporting currency is the US dollar.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

The Company translates its records into USD as follows:

●	Assets and liabilities at the rate of exchange in effect at the balance sheet date

●	Equities at the historical rate

●	Revenue and expense items at the average rate of exchange prevailing during the period

Foreign Currency Translation and Re-measurement

The Company translates its foreign operations to US dollars following ASC 830, “Foreign Currency Matters.”

We have translated the local currency of ADS, the Australian Dollar (“AUD”), into US$1.00 at the following exchange rates for the respective dates:

The exchange rate at the reporting end date:

December 31, 2023
USD: AUD	$1.4680

Average exchange rate for the period:

January 01, 2023, to December 31, 2023
USD: AUD	$1.5601

The Company related party transactions were in AUD, and its reporting currency is the US dollar.

The Company translates its records into USD as follows:

●	Assets and liabilities at the rate of exchange in effect at the balance sheet date
●	Equities at the historical rate
●	Revenue and expense items at the average rate of exchange prevailing during the period

Fair Value

Fair Value

The Company uses current market values to recognize certain assets and liabilities at a fair value. The fair value is the estimated price at which the Company can sell the asset or settle a liability in an orderly transaction to a third party under current market conditions. The Company uses the following methods and valuation techniques for deriving fair values:

Market Approach – The market approach uses the prices associated with actual market transactions for similar or identical assets and liabilities to derive a fair value.

Income Approach – The income approach uses estimated future cash flows or earnings, adjusted by a discount rate representing the time value of money and the risk of cash flows not being achieved to derive a discounted present value.

Cost Approach – The cost approach uses the estimated cost to replace an asset adjusted for the obsolescence of the existing asset.

The Company ranks the fair value hierarchy of information sources from Level 1 (best) to Level 3 (worst). The Company uses these three levels to select inputs for valuation techniques:

Level I	Level 2	Level 3
Level 1 is a quoted price for an identical item in an active market on the measurement date. Level 1 is the most reliable evidence of fair value and is used whenever this information is available.	Level 2 is directly or indirectly observable inputs other than quoted prices. An example of a Level 2 input is a valuation multiple for a business unit based on comparable companies’ sales, EBITDA, or net income.	Level 3 is an unobservable input. It may include the Company’s data, adjusted for other reasonably available information. Examples of a Level 3 input are an internally-generated financial forecast.

Lever Holdings provided the working base source code for the launch of the Company, valued at $758,316 as the contributed tangible software. The Company estimated the value of the source code using the cost approach as the related party contributed it. The Company attributed 100% value to the cost approach, closest to the actual value of developing the source code.

Fair Value

The Company uses current market values to recognize certain assets and liabilities at a fair value. The fair value is the estimated price at which the Company can sell the asset or settle a liability in an orderly transaction to a third party under current market conditions. The Company uses the following methods and valuation techniques for deriving fair values:

Market Approach – The market approach uses the prices associated with actual market transactions for similar or identical assets and liabilities to derive a fair value.

Income Approach – The income approach uses estimated future cash flows or earnings, adjusted by a discount rate representing the time value of money and the risk of cash flows not being achieved to derive a discounted present value.

Cost Approach – The cost approach uses the estimated cost to replace an asset adjusted for the obsolescence of the existing asset.

The Company ranks the fair value hierarchy of information sources from Level 1 (best) to Level 3 (worst). The Company uses these three levels to select inputs for valuation techniques:

Level I	Level 2	Level 3
Level 1 is a quoted price for an identical item in an active market on the measurement date. Level 1 is the most reliable evidence of fair value and is used whenever this information is available.	Level 2 is directly or indirectly observable inputs other than quoted prices. An example of a Level 2 input is a valuation multiple for a business unit based on comparable companies’ sales, EBITDA, or net income.	Level 3 is an unobservable input. It may include the Company’s data, adjusted for other reasonably available information. Examples of a Level 3 input are an internally-generated financial forecast.

Lever Holdings provided the working base source code for the launch of the Company, valued at $758,316 as the contributed tangible software. The Company estimated the value of the source code using the cost approach as the related party contributed it. The Company attributed 100% value to the cost approach, closest to the actual value of developing the source code.

Basic and Diluted Loss per Share

Basic and Diluted Loss per Share

The Company follows ASC 260, Earnings Per Share, to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net loss by the weighted average number of common shares and dilutive common share equivalents outstanding. As of September 30, 2024, the Company had 313,319,980 basic and dilutive shares issued and outstanding, respectively.

During the nine months ending September 30, 2024, and 2023, common stock equivalents were anti-dilutive due to a net loss. Hence, they are not considered in the computation.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Basic and Diluted Loss per Share

The Company follows ASC 260, Earnings Per Share, to account for earnings per share. Basic earnings per share (“EPS”) calculations are determined by dividing net loss by the weighted average number of shares of common stock outstanding during the year. Diluted earnings per share calculations are determined by dividing net loss by the weighted average number of common shares and dilutive common share equivalents outstanding. As of December 31, 2023, and 2022, the Company had 67,286,621 and 63,660,926 basic and dilutive shares issued and outstanding, respectively.

During the fiscal year ending December 31, 2023, and 2022, common stock equivalents were anti-dilutive due to a net loss. Hence, they are not considered in the computation.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific requirements. ASU 2014-09 establishes a five-step revenue recognition process; an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenues and cash flows from customers’ contracts. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 by one (1) year. The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2019. The Company presents results for reporting periods beginning after January 1, 2019, under ASC 606, while prior period amounts are reported following legacy GAAP. Refer to Note 2, Revenue from Major Contracts with Customers, for further discussion on the Company’s accounting policies for revenue sources within the scope of ASC 606.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 840), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The amendments to this standard are effective for fiscal years beginning after December 15, 2019. Early adoption of the amendments in this standard is permitted for all entities. The Company must recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company adopted this policy as of January 1, 2020, and there is no material affect on its financial reporting.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement.” The amendments modify the disclosure requirements in Topic 820 to add disclosures regarding changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty. The amendments removed and modified certain disclosure requirements in Topic 820. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Certain amendments are to be applied prospectively, while others are to be applied retrospectively. Early adoption is permitted.

The Company adopted the ASU 2018-13 as of March 24, 2022. The Company used the Level 1I and II Fair Market Measurement to record, at cost, source code as tangible assets valued at $758,316. We evaluate contributed tangible software for impairment at least annually to confirm if the carrying amount of contributed tangible software exceeds their fair value. The contributed tangible software primarily consists of the source code of the Lever Debt App, fundamental testing of the App in a similar market, and a relationship with the software development and marketing team. We use various qualitative or quantitative methods for these impairment tests to estimate the fair value of our contributed tangible software. If the fair value is less than its carrying value, we would recognize an impairment charge for the difference. The Company did not record impairment for March 31, 2023.

ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, issued in August 2020 simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to present certain conversion features in equity separately. In addition, the amendments also simplify the guidance in ASC Subtopic 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, by removing certain criteria that must be satisfied to classify a contract as equity, which is expected to decrease the number of freestanding instruments and embedded derivatives accounted for as assets or liabilities. Finally, the amendments revise the guidance on calculating earnings per share, requiring the use of the if-converted method for all convertible instruments and rescinding an entity’s ability to rebut the presumption of share settlement for instruments that may be settled in cash or other assets. The amendments are effective for public companies for fiscal years beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The guidance must be adopted as of the beginning of the fiscal year of adoption. The Company does not expect this ASU 2020-06 to impact its condensed consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by Management to have a material impact on the Company’s present or future consolidated financial statements.

Recent Accounting Pronouncements

In May 2014, the FASB issued ASU No. 2014-09, Revenue from Contracts with Customers (Topic 606), which supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, including most industry-specific requirements. ASU 2014-09 establishes a five-step revenue recognition process; an entity will recognize revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. ASU 2014-09 also requires enhanced disclosures regarding the nature, amount, timing, and uncertainty of revenues and cash flows from customers’ contracts. In August 2015, the FASB issued ASU 2015-14, Revenue from Contracts with Customers (Topic 606): Deferral of the Effective Date, which defers the effective date of ASU 2014-09 by one (1) year. The Company adopted ASC 606 using the modified retrospective method applied to all contracts not completed as of January 1, 2019. The Company presents results for reporting periods beginning after January 1, 2019, under ASC 606, while prior period amounts are reported following legacy GAAP. Refer to Note 2, Revenue from Major Contracts with Customers, for further discussion on the Company’s accounting policies for revenue sources within the scope of ASC 606.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 840), to increase transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The amendments to this standard are effective for fiscal years beginning after December 15, 2019. Early adoption of the amendments in this standard is permitted for all entities. The Company must recognize and measure leases at the beginning of the earliest period presented using a modified retrospective approach. The Company adopted this policy as of January 1, 2020, and there is no material affect on its financial reporting.

In August 2018, the FASB issued ASU 2018-13, “Fair Value Measurement (Topic 820): Disclosure Framework-Changes to the Disclosure Requirements for Fair Value Measurement.” The amendments modify the disclosure requirements in Topic 820 to add disclosures regarding changes in unrealized gains and losses, the range and weighted average of significant unobservable inputs used to develop Level 3 fair value measurements, and the narrative description of measurement uncertainty. The amendments removed and modified certain disclosure requirements in Topic 820. The amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Certain amendments are to be applied prospectively, while others are to be applied retrospectively. Early adoption is permitted.

The Company adopted the ASU 2018-13 as of March 24, 2022. The Company used the Level 1I and II Fair Market Measurement to record, at cost, source code as tangible assets valued at $758,316. We evaluate contributed tangible software for impairment at least annually to confirm if the carrying amount of contributed tangible software exceeds their fair value. The contributed tangible software primarily consists of the source code of the Lever App, fundamental testing of the App in a similar market, and a relationship with the software development and marketing team. We use various qualitative or quantitative methods for these impairment tests to estimate the fair value of our contributed tangible software. If the fair value is less than its carrying value, we would recognize an impairment charge for the difference. The Company did not record impairment for December 31, 2023.

ASU 2020-06, “Debt – Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging – Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity”, issued in August 2020 simplifies the accounting for convertible debt and convertible preferred stock by removing the requirements to present certain conversion features in equity separately. In addition, the amendments also simplify the guidance in ASC Subtopic 815-40, Derivatives and Hedging: Contracts in Entity’s Own Equity, by removing certain criteria that must be satisfied to classify a contract as equity, which is expected to decrease the number of freestanding instruments and embedded derivatives accounted for as assets or liabilities. Finally, the amendments revise the guidance on calculating earnings per share, requiring the use of the if-converted method for all convertible instruments and rescinding an entity’s ability to rebut the presumption of share settlement for instruments that may be settled in cash or other assets. The amendments are effective for public companies for fiscal years beginning after December 15, 2021. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020. The guidance must be adopted as of the beginning of the fiscal year of adoption. The Company does not expect this ASU 2020-06 to impact its condensed consolidated financial statements.

Other recent accounting pronouncements issued by the FASB (including its Emerging Issues Task Force) and the United States Securities and Exchange Commission did not or are not believed by Management to have a material impact on the Company’s present or future consolidated financial statements.